Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	¥ 3,542		¥ 1,749
Prepaid service fees	8,784		1,080
Prepaid promotional expenses	381		728
Staff advances	292		439
Receivables from third-party online payment platform	1,553		349
Deductible Value Added Tax ("VAT")	1,893		86
Others	2,329		1,493
Total	¥ 18,774	$ 2,697	¥ 5,924